Post-employment benefits for associates - Additional information (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) from defined benefit plans, net of taxes	[1]				$ 26	$ (14)	$ (55)
Weighted average duration of defined benefit obligation					15 years 6 months	15 years 6 months
Defined contribution plans charges					$ 133	$ 136	$ 128
Provisions and Other Non-current Liabilities
Disclosure of defined benefit plans [line items]
Gain (loss) on plan amendment		$ 15	$ 164	$ (12)
Other Income
Disclosure of defined benefit plans [line items]
Increase (decrease) in DBO		$ (15)	$ (164)
Other Expense
Disclosure of defined benefit plans [line items]
Increase (decrease) in DBO				$ 12
Benefit obligation
Disclosure of defined benefit plans [line items]
Top four countries, percentage					88.00%
Pension plans | United Kingdom | Foreign countries
Disclosure of defined benefit plans [line items]
Maximum number of years to eliminate shortfall					10 years
Other post-employment benefit plans | Benefit obligation | United States
Disclosure of defined benefit plans [line items]
Associates covered, percentage					99.00%

[1]	Amounts are net of tax expense of $11 million in 2021, and net of tax benefits of $13 million and $11 million in 2020 and 2019, respectively.